GAM FUNDS, INC.

   SUPPLEMENT TO THE PROSPECTUS AND TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED April 29, 2004

GAM Global Fund and GAM Japan Capital Fund

Shares of the GAM Global Fund and the GAM Japan Capital Fund are no longer offered hereby.

The shareholders of the GAM Global Fund and the GAM Japan Capital Fund approved a proposal providing for the complete dissolution, liquidation and termination of the Funds. Therefore, any applicable references to any class of the GAM Global Fund and the GAM Japan Capital Fund in the Prospectus or Statement of Additional Information are deleted.


GAM International Fund and GAM Pacific Basin Fund

Class D Shares of the GAM International Fund and the GAM Pacific Basin Fund are no longer offered hereby.

The shareholders of the GAM International Fund and the GAM Pacific Basin Fund approved a proposal providing for the reorganization of Class D shares for Class A shares of these respective Funds. Therefore, any applicable references to Class D shares of the GAM International Fund and the GAM Pacific Basin Fund are deleted.


*On page 14 of the Statement of Additional Information, the text under the heading "Officers," is deleted in its entirety and replaced as follows:


Officers

Below is the name, address, age, information regarding positions with the Company and the principal occupation for each officer of the Fund.


------------------------------- ----------------- ---------------- -------------------------------------------------------------
                                                      Term of
                                                    Office1 and
                                                     Length of
    Name, Address and Age           Position          Service                Principal Occupation During Past 5 Years
------------------------------- ----------------- ---------------- -------------------------------------------------------------
------------------------------- ----------------- ---------------- -------------------------------------------------------------
Kevin J. Blanchfield            Vice President      Since 1993     Managing  Director-Chief  Operating  Officer and  Treasurer,
GAM USA Inc.                    and Treasurer                      GAM USA+,  GAM  Investments  Inc.+ and GAM Services  Inc.++,
135 East 57th Street                                               1993 to present.  Vice President and  Treasurer,  GAM Avalon
New York, NY 10022                                                 Funds+, 2000 to Present.
Age: 49
------------------------------- ----------------- ---------------- -------------------------------------------------------------
------------------------------- ----------------- ---------------- -------------------------------------------------------------
Michael J. Bessel               Corporate           Since 2002     Associate  General  Counsel  and  Corporate  Secretary,  GAM
GAM USA Inc.                    Secretary                          USA+,  2002 to  present.  Corporate  Secretary,  GAM  Avalon
135 East 57th Street                                               Funds+,  2002 to  Present;  1999 to  2002,  Vice  President,
New York, NY 10022                                                 Compliance  Officer,  Black Rock Financial  Management  Inc.
Age: 42                                                            1997 to 1999,  Vice  President,  Compliance  Officer,  Refco
                                                                   Securities, Inc.
------------------------------- ----------------- ---------------- -------------------------------------------------------------
------------------------------- ----------------- ---------------- -------------------------------------------------------------
Teresa B. Riggin                Assistant           Since 1994     Senior   Vice   President-Administration,   GAM  USA+,   GAM
GAM USA Inc.                    Secretary                          Investments Inc.+ and GAM Services Inc.++,  1994 to present.
135 East 57th Street                                               Assistant Secretary, GAM Avalon Funds+, 2000 to Present.
New York, NY 10022
Age: 44
------------------------------- ----------------- ---------------- -------------------------------------------------------------
------------------------------- ----------------- ---------------- -------------------------------------------------------------
John C. Smith                   Assistant           Since 2001     Associate-Fund  Administration,  Brown  Brothers  Harriman &
Brown Brothers Harriman & Co.   Secretary                          Co., Inc.  1999 to present.  Fund  Accountant,  State Street
40 Water Street                                                    Bank, 1994-1999.
Boston, MA 02109
Age: 38
------------------------------- ----------------- ---------------- -------------------------------------------------------------

1 Each officer is appointed by the Board of Directors and holds office for a term of one year and until his or her successor is duly chosen and qualified.
+  Affiliate of the Company.
++ Principal Underwriter of the Company.

------------------------------- ----------------- ---------------- -------------------------------------------------------------
                                                      Term of
                                                    Office1 and
                                                     Length of
    Name, Address and Age           Position          Service                Principal Occupation During Past 5 Years
------------------------------- ----------------- ---------------- -------------------------------------------------------------
------------------------------- ----------------- ---------------- -------------------------------------------------------------
Gregory V. Lomakin              Assistant           Since 2001     Assistant  Treasurer,  Brown Brothers  Harriman & Co., Inc.,
Brown Brothers Harriman & Co.   Secretary                          1997 to present.
40 Water Street
Boston, MA 02109
Age: 39
------------------------------- ----------------- ---------------- -------------------------------------------------------------



The information contained in this Supplement supersedes any contrary information contained in the GAM Funds, Inc. Prospectus or Statement of Additional Information and should be read in conjunction with those documents. Please be sure to retain all Supplements with your Prospectus.

Supplement Dated:  September 13, 2004




















1 Each officer is appointed by the Board of Directors and holds office for a term of one year and until his or her successor is duly chosen and qualified.
+  Affiliate of the Company.
++ Principal Underwriter of the Company.